EQUITY - Narrative (Details) - EUR (€)	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2018	Sep. 28, 2018	Mar. 30, 2018	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 12, 2018
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)	474,920,066			456,399,877		454,645,510	456,399,877	474,920,066
Issue of shares during the year						€ 14,000,000	€ 26,000,000	€ 25,000,000
Authorised share buyback programme									€ 1,000,000,000
Authorised share buyback programme (in shares)									3,065,200
Agreements to purchase shares under share buyback programme						€ (129,000,000)	(1,005,000,000)	(502,000,000)
Dividend rate (in euros per share)	€ 0.28	€ 0.26	€ 0.26	€ 0.62	€ 0.62	€ 0.85
Restricted Stock Units and Performance Share Units
Disclosure of classes of share capital [line items]
Dividends accrued	€ 2,000,000			€ 0		€ 1,000,000	€ 0	€ 2,000,000
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued related to share-based payments awards (in shares)						1,310,833	2,092,404	2,763,238
Number of shares cancelled (in shares)						(3,065,200)	(20,612,593)	(12,429,600)
Share premium
Disclosure of classes of share capital [line items]
Issue of shares during the year						€ 14,000,000	€ 26,000,000	€ 25,000,000
Retained earnings
Disclosure of classes of share capital [line items]
Agreements to purchase shares under share buyback programme						(129,000,000)	€ (1,005,000,000)	€ (502,000,000)
Agreements to purchase shares under share buyback programs, tax						€ (1,000,000)